SHORT-TERM DEBT AND LONG-TERM DEBT - Additional disclosures (Details) R$ in Thousands, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Oct. 31, 2019 BRL (R$)
LOANS AND FINANCING
Loans and financing		R$ 14,612,934	R$ 13,138,823
Working capital
LOANS AND FINANCING
Loans and financing		1,178,557	R$ 107,312
Global Credit Line
LOANS AND FINANCING
Amount of outstanding balance credit facility	$ 40	207,000
Maximum borrowing capacity		4,157,000		R$ 800,000
Bonds | Gerdau Acos Longos and Gerdau Acominas
LOANS AND FINANCING
Principal amount | $	$ 300
Amount outstanding		R$ 1,175